Commitments and Contingencies Level 3 (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Schedule of Environmental Loss Contingencies by Site [Table Text Block]
The following table summarizes all probable environmental remediation, indemnification and restoration liabilities, including related legal expenses, at December 31, 2015 and 2014:

	Liability		Range of Reasonably Possible Costs as of 12/31/15
Site Description	December 31, 2015	December 31, 2014	Low	High
Geismar, LA	$15	$15	$9	$22
Superfund and offsite landfills – allocated share:
Less than 1%	1	—	—	2
Equal to or greater than 1%	7	7	5	14
Currently-owned	5	9	4	9
Formerly-owned:
Remediation	33	30	31	46
Monitoring only	—	1	—	1
Total	$61	$62	$49	$94

Long-term Purchase Commitment [Table Text Block]
The Company is required to make minimum annual payments under these contracts as follows:

Year	Minimum Annual Purchase Commitments
2016	$293
2017	241
2018	112
2019	105
2020	95
2021 and beyond	84
Total minimum payments	930
Less: Amount representing interest	(60)
Present value of minimum payments	$870